Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
July 31, 2023
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 581,808
38,900 Morgan Stanley, Series K, 5.85% ... 932,044
31,500 Public Storage, Series O, 3.90% .... 582,750
28,500 US Bancorp, Series L, 3.75% ...... 457,140
122,100 Wells Fargo & Co., Series Z, 4.75% . 2,332,110
Total Preferred Stocks
(Cost $6,547,571)
4,885,852
EXCHANGE-TRADED FUNDS — 15.5%
UNITED STATES — 15.5%
5,091,215 Invesco Preferred ETF ........... 58,141,676
1,437,946 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 126,079,105
1,022,460 iShares MBS ETF .............. 95,006,983
1,249,478 SPDR Bloomberg Convertible
Securities ETF ............. 89,837,468
Total Exchange-Traded Funds
(Cost $408,940,341)
369,065,232
Principal
Amount
BANK LOANS — 0.3%
UNITED STATES — 0.3%
$ 5,000,000 Caliber Home Loans, Inc.,
(SOFR + 3.250%),
8.41%, 07/24/25(a)(b) ....... 5,010,000
781,936 Vaca Morada,
(SOFR + 2.750%),
2.90%, 03/25/24(a)(b) ....... 779,981
Total Bank Loans
(Cost $5,781,936)
5,789,981
CORPORATE BONDS — 7.9%
AUSTRALIA — 0.0%
650,000 Mineral Resources Ltd. MTN,
8.50%, 05/01/30(c) ......... 656,792
AUSTRIA — 0.0%
625,000 Benteler International AG,
10.50%, 05/15/28(c) ........ 634,428
BERMUDA — 0.1%
1,350,000 Carnival Holdings Bermuda Ltd.,
10.38%, 05/01/28(c) ........ 1,473,348
CANADA — 0.4%
1,000,000 1011778 BC ULC/New Red Finance,
Inc.,
3.88%, 01/15/28(c) ......... 915,786
Principal
Amount Value
CANADA (continued)
$ 800,000 Baytex Energy Corp.,
8.50%, 04/30/30(c) ......... $ 810,875
1,250,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%, 09/15/27(c) ......... 1,155,625
1,000,000 First Quantum Minerals Ltd.,
6.88%, 03/01/26(c) ......... 986,250
550,000 Garda World Security Corp.,
7.75%, 02/15/28(c) ......... 548,642
1,325,000 GFL Environmental, Inc.,
3.75%, 08/01/25(c) ......... 1,268,361
1,100,000 goeasy Ltd.,
5.38%, 12/01/24(c) ......... 1,072,420
750,000 Hudbay Minerals, Inc.,
6.13%, 04/01/29(c) ......... 718,485
475,000 Kronos Acquisition Holdings, Inc./
KIK Custom Products, Inc.,
5.00%, 12/31/26(c) ......... 442,102
550,000 Kronos Acquisition Holdings, Inc./
KIK Custom Products, Inc.,
7.00%, 12/31/27(c) ......... 482,046
500,000 NOVA Chemicals Corp.,
4.88%, 06/01/24(c) ......... 487,494
600,000 Ontario Gaming GTA LP,
8.00%, 08/01/30(c) ......... 606,000
9,494,086
CAYMAN ISLANDS — 0.0%
631,125 Seagate HDD Cayman,
9.63%, 12/01/32(c) ......... 698,115
FRANCE — 0.1%
1,200,000 Altice France SA,
5.50%, 01/15/28(c) ......... 880,327
650,000 Constellium SE,
5.63%, 06/15/28(c) ......... 619,265
1,499,592
IRELAND — 0.2%
1,825,000 Avolon Holdings Funding Ltd.,
2.53%, 11/18/27(c) ......... 1,563,707
750,000 Castlelake Aviation Finance DAC,
5.00%, 04/15/27(c) ......... 691,875
1,200,000 Cimpress Plc,
7.00%, 06/15/26 ........... 1,132,500
603,000 LCPR Senior Secured Financing DAC,
6.75%, 10/15/27(c) ......... 563,980
3,952,062
ITALY — 0.1%
700,000 Intesa Sanpaolo SpA MTN,
5.71%, 01/15/26(c) ......... 675,667

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
ITALY (continued)
$ 1,525,000 UniCredit SpA,
(USD Swap Rate 11:00 am NY 5
+ 3.703%),
5.86%, 06/19/32(b)(c) ....... $ 1,404,330
2,079,997
JAPAN — 0.0%
1,100,000 Nissan Motor Co. Ltd.,
4.81%, 09/17/30(c) ......... 994,036
LUXEMBOURG — 0.2%
525,000 Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas
Luxco 4 Sarl,
4.63%, 06/01/28(c) ......... 446,250
1,075,000 Altice Financing SA,
5.00%, 01/15/28(c) ......... 831,172
1,000,000 Altice France Holding SA,
6.00%, 02/15/28(c) ......... 372,373
1,600,000 Connect Finco SARL/Connect US
Finco LLC,
6.75%, 10/01/26(c) ......... 1,532,852
525,000 Intelsat Jackson Holdings SA,
6.50%, 03/15/30(c) ......... 479,575
3,662,222
MALTA — 0.0%
550,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
9.50%, 06/01/28(c) ......... 525,272
NETHERLANDS — 0.1%
1,075,000 Teva Pharmaceutical Finance
Netherlands III BV,
3.15%, 10/01/26 ........... 972,673
1,000,000 UPC Holding BV,
5.50%, 01/15/28(c) ......... 890,000
1,862,673
SWITZERLAND — 0.0%
500,000 Credit Suisse AG,
6.50%, 08/08/23(c) ......... 497,885
UNITED KINGDOM — 0.1%
775,000 INEOS Quattro Finance 2 Plc,
3.38%, 01/15/26(c) ......... 704,471
700,000 Jaguar Land Rover Automotive Plc,
7.75%, 10/15/25(c) ......... 708,360
1,050,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(c) ......... 929,766
975,000 Macquarie Airfinance Holdings Ltd.,
8.38%, 05/01/28(c) ......... 992,735
3,335,332
Principal
Amount Value
UNITED STATES — 6.6%
$ 1,000,000 Abercrombie & Fitch Management
Co.,
8.75%, 07/15/25(c) ......... $ 1,014,262
650,000 AdaptHealth LLC,
6.13%, 08/01/28(c) ......... 582,310
1,000,000 Adient Global Holdings Ltd.,
4.88%, 08/15/26(c) ......... 959,996
650,000 Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28(c) ......... 568,425
750,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
7.50%, 03/15/26(c) ......... 763,400
1,175,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.88%, 02/15/28(c) ......... 1,144,156
1,200,000 Allison Transmission, Inc.,
5.88%, 06/01/29(c) ......... 1,160,976
381,965 Ambac Assurance Corp.,
5.10%(c)(d) ............... 550,030
1,025,000 American Airlines, Inc.,
11.75%, 07/15/25(c) ........ 1,126,853
847,917 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.50%, 04/20/26(c) ......... 835,233
1,025,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.75%, 04/20/29(c) ......... 992,083
1,050,000 American Axle & Manufacturing, Inc.,
6.50%, 04/01/27 ........... 1,022,134
1,475,000 American Builders & Contractors
Supply Co., Inc.,
3.88%, 11/15/29(c) ......... 1,280,739
1,225,000 AMN Healthcare, Inc.,
4.63%, 10/01/27(c) ......... 1,151,500
520,000 Antero Resources Corp.,
8.38%, 07/15/26(c) ......... 542,516
1,175,000 Aramark Services, Inc.,
6.38%, 05/01/25(c) ......... 1,174,957
975,000 Archrock Partners LP/Archrock
Partners Finance Corp.,
6.25%, 04/01/28(c) ......... 921,824
875,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
8.25%, 12/31/28(c) ......... 868,930
700,000 Ball Corp.,
6.00%, 06/15/29 ........... 700,000

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. Term SOFR + 3.393%),
4.63%(b)(d) .............. $ 567,072
1,000,000 Bath & Body Works, Inc.,
6.63%, 10/01/30(c) ......... 966,209
1,350,000 BellRing Brands, Inc.,
7.00%, 03/15/30(c) ......... 1,353,510
1,000,000 Berry Global, Inc.,
5.63%, 07/15/27(c) ......... 975,499
1,000,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
6.63%, 07/15/26(c) ......... 983,551
1,200,000 Bread Financial Holdings, Inc.,
7.00%, 01/15/26(c) ......... 1,159,244
1,000,000 Brinker International, Inc.,
8.25%, 07/15/30(c) ......... 1,004,450
1,050,000 Brink's Co. (The),
5.50%, 07/15/25(c) ......... 1,039,564
625,000 Buckeye Partners LP,
4.50%, 03/01/28(c) ......... 564,475
1,200,000 Builders FirstSource, Inc.,
4.25%, 02/01/32(c) ......... 1,041,234
951,000 Caesars Entertainment, Inc.,
8.13%, 07/01/27(c) ......... 975,459
1,200,000 Caesars Entertainment, Inc.,
4.63%, 10/15/29(c) ......... 1,056,324
500,000 Calpine Corp.,
5.25%, 06/01/26(c) ......... 485,331
1,175,000 Calpine Corp.,
5.00%, 02/01/31(c) ......... 989,679
575,000 Calpine Corp.,
3.75%, 03/01/31(c) ......... 471,325
1,775,000 Carnival Corp.,
5.75%, 03/01/27(c) ......... 1,642,016
1,250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(c) ......... 1,057,661
1,000,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(c) ......... 822,157
1,600,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 06/01/33(c) ......... 1,266,080
800,000 CDI Escrow Issuer, Inc.,
5.75%, 04/01/30(c) ......... 742,990
1,350,000 Celanese US Holdings LLC,
6.38%, 07/15/32 ........... 1,364,535
Principal
Amount Value
UNITED STATES (continued)
$ 1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(b)(d) .............. $ 1,308,078
400,000 Chart Industries, Inc.,
7.50%, 01/01/30(c) ......... 408,458
650,000 CHS/Community Health Systems,
Inc.,
8.00%, 03/15/26(c) ......... 638,264
1,525,000 CHS/Community Health Systems,
Inc.,
6.00%, 01/15/29(c) ......... 1,303,875
1,250,000 Churchill Downs, Inc.,
4.75%, 01/15/28(c) ......... 1,155,356
1,175,000 CITGO Petroleum Corp.,
7.00%, 06/15/25(c) ......... 1,160,853
350,000 Civitas Resources, Inc.,
8.75%, 07/01/31(c) ......... 362,250
1,200,000 Clear Channel Outdoor Holdings,
Inc.,
5.13%, 08/15/27(c) ......... 1,102,212
1,000,000 Cleveland-Cliffs, Inc.,
6.75%, 03/15/26(c) ......... 1,006,258
1,325,000 Cogent Communications Group, Inc.,
7.00%, 06/15/27(c) ......... 1,278,863
600,000 CommScope Technologies LLC,
6.00%, 06/15/25(c) ......... 541,457
500,000 CommScope, Inc.,
6.00%, 03/01/26(c) ......... 458,781
750,000 Cornerstone Building Brands, Inc.,
6.13%, 01/15/29(c) ......... 617,121
425,000 Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US LLC,
6.63%, 07/15/30(c) ......... 428,485
1,150,000 Crescent Energy Finance LLC,
9.25%, 02/15/28(c) ......... 1,169,780
975,000 CrownRock LP/CrownRock Finance,
Inc.,
5.63%, 10/15/25(c) ......... 960,375
1,325,000 CSC Holdings LLC,
6.50%, 02/01/29(c) ......... 1,125,351
1,000,000 CSC Holdings LLC,
4.50%, 11/15/31(c) ......... 717,396
1,025,000 Dana, Inc.,
4.50%, 02/15/32 ........... 854,459
1,375,000 Darling Ingredients, Inc.,
6.00%, 06/15/30(c) ......... 1,354,430

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 650,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(c) ......... $ 586,383
550,000 DISH DBS Corp.,
5.25%, 12/01/26(c) ......... 451,335
1,200,000 DISH Network Corp.,
11.75%, 11/15/27(c) ........ 1,209,068
1,532,000 Edgewell Personal Care Co.,
4.13%, 04/01/29(c) ......... 1,340,132
1,175,000 Embecta Corp.,
5.00%, 02/15/30(c) ......... 969,375
1,250,000 Enviva Partners LP/Enviva Partners
Finance Corp.,
6.50%, 01/15/26(c) ......... 1,060,913
1,050,000 EQM Midstream Partners LP,
6.50%, 07/01/27(c) ......... 1,047,754
925,000 EQM Midstream Partners LP,
6.50%, 07/15/48 ........... 845,542
450,000 EquipmentShare.com, Inc.,
9.00%, 05/15/28(c) ......... 445,931
226,000 Evergreen Acqco 1 LP/TVI, Inc.,
9.75%, 04/26/28(c) ......... 235,605
425,000 Ford Motor Co.,
6.63%, 10/01/28 ........... 437,716
850,000 Ford Motor Co.,
4.75%, 01/15/43 ........... 665,093
575,000 Ford Motor Co.,
5.29%, 12/08/46 ........... 475,176
800,000 Ford Motor Credit Co. LLC,
4.13%, 08/17/27 ........... 732,038
500,000 Ford Motor Credit Co. LLC,
4.00%, 11/13/30 ........... 429,518
975,000 Fortrea Holdings, Inc.,
7.50%, 07/01/30(c) ......... 996,443
675,000 Frontier Communications Holdings
LLC,
8.75%, 05/15/30(c) ......... 651,269
1,025,000 Frontier Communications Holdings
LLC,
8.63%, 03/15/31(c) ......... 980,731
500,000 GCI LLC,
4.75%, 10/15/28(c) ......... 434,614
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(c) ......... 607,942
600,000 GrafTech Finance, Inc.,
4.63%, 12/15/28(c) ......... 498,738
475,000 GrafTech Global Enterprises, Inc.,
9.88%, 12/15/28(c) ......... 482,495
1,000,000 Gulfport Energy Corp.,
8.00%, 05/17/26(c) ......... 1,009,815
Principal
Amount Value
UNITED STATES (continued)
$ 1,050,000 H&E Equipment Services, Inc.,
3.88%, 12/15/28(c) ......... $ 922,689
1,050,000 Hanesbrands, Inc.,
4.88%, 05/15/26(c) ......... 983,886
800,000 Hanesbrands, Inc.,
9.00%, 02/15/31(c) ......... 815,068
1,625,000 Harvest Midstream I LP,
7.50%, 09/01/28(c) ......... 1,597,024
775,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
3.38%, 06/15/26(c) ......... 701,074
525,000 Hertz Corp. (The),
5.00%, 12/01/29(c) ......... 432,906
1,350,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(c) ......... 1,222,673
1,125,000 Hilton Grand Vacations Borrower
Escrow LLC/Hilton Grand
Vacations Borrower Esc,
4.88%, 07/01/31(c) ......... 961,656
500,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
6.38%, 12/15/25 ........... 478,514
575,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... 466,378
975,000 IRB Holding Corp.,
7.00%, 06/15/25(c) ......... 979,875
750,000 JB Poindexter & Co., Inc.,
7.13%, 04/15/26(c) ......... 740,423
550,000 JELD-WEN, Inc.,
4.63%, 12/15/25(c) ......... 537,020
450,000 JELD-WEN, Inc.,
4.88%, 12/15/27(c) ......... 403,975
4,810,000 JP Morgan Chase & Co., Series HH,
(3 mo. Term SOFR + 3.125%),
4.60%(b)(d) .............. 4,545,450
1,250,000 Kaiser Aluminum Corp.,
4.50%, 06/01/31(c) ......... 1,023,800
675,000 Kennedy-Wilson, Inc.,
4.75%, 02/01/30 ........... 526,655
575,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.25%, 02/01/27(c) ......... 517,282
675,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.75%, 06/15/29(c) ......... 569,089

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,025,000 Las Vegas Sands Corp.,
3.20%, 08/08/24 ........... $ 995,202
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(c) ......... 807,615
300,000 LCM Investments Holdings II LLC,
8.25%, 08/01/31(c) ......... 304,875
275,000 Legacy LifePoint Health LLC,
6.75%, 04/15/25(c) ......... 279,758
550,000 Live Nation Entertainment, Inc.,
4.88%, 11/01/24(c) ......... 541,741
600,000 Live Nation Entertainment, Inc.,
5.63%, 03/15/26(c) ......... 584,545
1,050,000 Masonite International Corp.,
5.38%, 02/01/28(c) ......... 997,500
1,275,000 Match Group Holdings II LLC,
5.00%, 12/15/27(c) ......... 1,208,107
500,000 Mauser Packaging Solutions Holding
Co.,
7.88%, 08/15/26(c) ......... 497,133
1,300,000 Medline Borrower LP,
3.88%, 04/01/29(c) ......... 1,138,224
1,000,000 Meritage Homes Corp.,
3.88%, 04/15/29(c) ......... 894,252
825,000 Midcap Financial Issuer Trust,
6.50%, 05/01/28(c) ......... 727,370
750,000 Midcontinent Communications/
Midcontinent Finance Corp.,
5.38%, 08/15/27(c) ......... 707,417
920,000 Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets
Ltd.,
6.50%, 06/20/27(c) ......... 919,948
425,000 MIWD Holdco II LLC/MIWD
Finance Corp.,
5.50%, 02/01/30(c) ......... 359,125
650,000 ModivCare, Inc.,
5.88%, 11/15/25(c) ......... 602,875
1,300,000 MPT Operating Partnership LP/MPT
Finance Corp. REIT,
4.63%, 08/01/29 ........... 1,032,355
1,400,000 Navient Corp.,
6.75%, 06/25/25 ........... 1,384,303
900,000 Neptune Bidco US, Inc.,
9.29%, 04/15/29(c) ......... 827,937
1,425,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(c) ......... 1,325,285
550,000 Nexstar Media, Inc.,
4.75%, 11/01/28(c) ......... 484,776
Principal
Amount Value
UNITED STATES (continued)
$ 975,000 Northern Oil and Gas, Inc.,
8.13%, 03/01/28(c) ......... $ 967,688
575,000 Novelis Corp.,
3.25%, 11/15/26(c) ......... 522,416
1,350,000 Novelis Corp.,
3.88%, 08/15/31(c) ......... 1,124,114
1,000,000 Occidental Petroleum Corp.,
4.30%, 08/15/39 ........... 775,707
500,000 Olympus Water US Holding Corp.,
7.13%, 10/01/27(c) ......... 455,231
800,000 Olympus Water US Holding Corp.,
9.75%, 11/15/28(c) ......... 774,000
500,000 OneMain Finance Corp.,
6.13%, 03/15/24 ........... 498,719
600,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... 519,994
1,000,000 Open Text Holdings, Inc.,
4.13%, 02/15/30(c) ......... 857,299
1,325,000 Open Text Holdings, Inc.,
4.13%, 12/01/31(c) ......... 1,098,395
1,075,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(c) ......... 911,280
1,425,000 Pactiv Evergreen Group Issuer LLC/
Pactiv Evergreen Group Issuer,
Inc.,
4.38%, 10/15/28(c) ......... 1,260,331
1,221,000 Performance Food Group, Inc.,
5.50%, 10/15/27(c) ......... 1,182,174
500,000 PetSmart, Inc./PetSmart Finance
Corp.,
4.75%, 02/15/28(c) ......... 458,532
525,000 PetSmart, Inc./PetSmart Finance
Corp.,
7.75%, 02/15/29(c) ......... 512,096
1,675,000 Prestige Brands, Inc.,
3.75%, 04/01/31(c) ......... 1,402,557
1,075,000 Prime Healthcare Services, Inc.,
7.25%, 11/01/25(c) ......... 1,021,241
525,000 Range Resources Corp.,
8.25%, 01/15/29 ........... 546,241
125,000 RHP Hotel Properties LP/RHP
Finance Corp. REIT,
7.25%, 07/15/28(c) ......... 126,879
1,050,000 Royal Caribbean Cruises Ltd.,
5.50%, 08/31/26(c) ......... 1,007,133
875,000 Royal Caribbean Cruises Ltd.,
11.63%, 08/15/27(c) ........ 955,373
825,000 Royal Caribbean Cruises Ltd.,
9.25%, 01/15/29(c) ......... 878,309

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 975,000 Scientific Games International, Inc.,
7.00%, 05/15/28(c) ......... $ 971,490
675,000 SCIL IV LLC/SCIL USA Holdings
LLC,
5.38%, 11/01/26(c) ......... 620,082
1,350,000 Scotts Miracle-Gro Co. (The),
4.38%, 02/01/32 ........... 1,093,504
175,000 Scripps Escrow, Inc.,
5.88%, 07/15/27(c) ......... 145,149
1,475,000 Service Corp. International,
4.00%, 05/15/31 ........... 1,257,437
1,050,000 Service Properties Trust REIT,
4.35%, 10/01/24 ........... 1,008,099
1,000,000 Service Properties Trust REIT,
7.50%, 09/15/25 ........... 988,935
200,000 Service Properties Trust REIT,
5.25%, 02/15/26 ........... 182,585
1,025,000 Sirius XM Radio, Inc.,
3.13%, 09/01/26(c) ......... 926,046
1,155,000 Six Flags Entertainment Corp.,
4.88%, 07/31/24(c) ......... 1,124,458
650,000 Southwestern Energy Co.,
4.75%, 02/01/32 ........... 577,535
500,000 Spectrum Brands, Inc.,
5.50%, 07/15/30(c) ......... 456,904
500,000 Spectrum Brands, Inc.,
3.88%, 03/15/31(c) ......... 412,458
975,000 Spirit AeroSystems, Inc.,
7.50%, 04/15/25(c) ......... 974,541
425,000 Spirit AeroSystems, Inc.,
9.38%, 11/30/29(c) ......... 454,940
925,000 Sprint Capital Corp.,
6.88%, 11/15/28 ........... 980,873
400,000 Starwood Property Trust, Inc. REIT,
5.50%, 11/01/23(c) ......... 397,018
800,000 Starwood Property Trust, Inc. REIT,
3.63%, 07/15/26(c) ......... 709,736
650,000 Summit Materials LLC/Summit
Materials Finance Corp.,
5.25%, 01/15/29(c) ......... 613,217
750,000 Sunnova Energy Corp.,
5.88%, 09/01/26(c) ......... 675,699
1,850,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(c) ......... 1,642,162
1,000,000 TEGNA, Inc.,
5.00%, 09/15/29 ........... 891,250
1,350,000 Tenet Healthcare Corp.,
5.13%, 11/01/27 ........... 1,281,941
Principal
Amount Value
UNITED STATES (continued)
$ 500,000 Tenet Healthcare Corp.,
6.13%, 10/01/28 ........... $ 476,295
650,000 TransDigm, Inc.,
6.25%, 03/15/26(c) ......... 646,920
350,000 Trident TPI Holdings, Inc.,
12.75%, 12/31/28(c) ........ 370,624
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
4.80%(b)(d) .............. 1,468,500
550,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
10.50%, 02/15/28(c) ........ 545,489
950,000 US Foods, Inc.,
6.25%, 04/15/25(c) ......... 952,442
825,000 USA Compression Partners LP/USA
Compression Finance Corp.,
6.88%, 09/01/27 ........... 794,720
950,000 Venture Global LNG, Inc.,
8.13%, 06/01/28(c) ......... 965,885
725,000 Venture Global LNG, Inc.,
8.38%, 06/01/31(c) ......... 735,787
500,000 Viking Cruises Ltd.,
5.88%, 09/15/27(c) ......... 466,250
575,000 Vistra Operations Co. LLC,
4.38%, 05/01/29(c) ......... 506,221
1,275,000 VOC Escrow Ltd.,
5.00%, 02/15/28(c) ......... 1,184,650
1,025,000 WASH Multifamily Acquisition, Inc.,
5.75%, 04/15/26(c) ......... 953,703
750,000 WESCO Distribution, Inc.,
7.25%, 06/15/28(c) ......... 764,655
675,000 WR Grace Holdings LLC,
5.63%, 08/15/29(c) ......... 569,626
575,000 Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.,
5.50%, 03/01/25(c) ......... 564,175
1,075,000 Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp.,
5.13%, 10/01/29(c) ......... 972,793
300,000 ZF North America Capital, Inc.,
7.13%, 04/14/30(c) ......... 308,976
575,000 ZipRecruiter, Inc.,
5.00%, 01/15/30(c) ......... 490,187
157,459,863
Total Corporate Bonds
(Cost $199,489,719)
188,825,703

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
ASSET-BACKED SECURITIES — 15.7%
CAYMAN ISLANDS — 1.2%
Collateralized Loan Obligations — 1.2%
$ 1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. Term SOFR + 5.962%),
11.29%, 04/20/31(b)(c) ...... $ 897,563
5,000,000 Atrium VIII, Series 8A, Class SUB,
12.51%, 10/23/24(b)(c)(e) .... 13,000
12,131,250 Atrium XIII, Series 13A, Class SUB,
2.25%, 11/21/47(b)(c)(e) ..... 5,311,320
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
8.54%, 04/20/32(b)(c)(e) ..... 5,326,190
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
8.53%, 01/20/31(b)(c)(e) ..... 2,754,848
4,500,000 Generate CLO 2 Ltd., Series 3A,
Class ER,
(3 mo. LIBOR USD + 6.400%),
11.99%, 10/20/29(b)(c) ...... 4,410,605
2,000,000 Madison Park Funding XLI Ltd.,
Series 12A, Class ER,
(3 mo. Term SOFR + 5.512%),
10.86%, 04/22/27(b)(c)(e) .... 1,945,129
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
8.86%, 07/25/31(b)(c)(e) ..... 1,660,883
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
10.02%, 10/23/30(b)(c)(e) .... 1,285,360
7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. Term SOFR + 8.362%),
13.69%, 04/20/31(b)(c)(e) .... 5,206,022
28,810,920
UNITED STATES — 14.5%
Other Asset-Backed Securities — 14.5%
3,503,319 510 Loan Acquisition Trust, Series
2020-1, Class A, STEP,
5.11%, 09/25/60(c) ......... 3,414,792
208,464 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. Term SOFR + 1.164%),
6.46%, 01/25/34(b) ......... 201,119
9,342,500 Ajax Mortgage Loan Trust, Series
2023-B, Class A,
4.25%, 10/25/62(a)(b)(c) ..... 8,831,376
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 873,700 Ajax Mortgage Loan Trust, Series
2023-B, Class B,
4.25%, 10/25/62(a)(b)(c) ..... $ 749,877
2,246,800 Ajax Mortgage Loan Trust, Series
2023-B, Class C,
4.78%, 10/25/62(a)(b)(c) ..... 1,015,439
754,500 Ajax Mortgage Loan Trust, Series
2023-B, Class SA,
1.57%, 10/25/62(a)(b)(c) ..... 564,241
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. Term SOFR + 2.094%),
7.39%, 05/25/35(b) ......... 4,223,608
1,750,000 AMSR Trust, Series 2020-SFR1,
Class G,
4.31%, 04/17/37(c) ......... 1,636,031
6,000,000 AMSR Trust, Series 2020-SFR5,
Class F,
2.69%, 11/17/37(c) ......... 5,379,009
1,800,000 AMSR Trust, Series 2023-SFR2,
Class F1,
3.95%, 08/17/40(a)(c) ....... 1,364,063
2,230,000 AMSR Trust, Series 2023-SFR2,
Class F2,
3.95%, 08/17/40(c) ......... 1,602,143
7,308,214 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. Term SOFR + 0.594%),
5.89%, 05/25/35(b) ......... 6,349,918
4,712,294 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. Term SOFR + 0.804%),
6.10%, 01/25/36(b) ......... 3,841,380
6,033,605 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. Term SOFR + 0.744%),
4.06%, 01/25/36(b) ......... 5,176,605
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(b) ......... 1,445,187
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.34%, 12/10/25(b) ......... 930,460

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,796,734 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. Term SOFR + 1.114%),
6.43%, 05/28/39(b)(c) ....... $ 4,847,992
1,279,952 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. Term SOFR + 1.414%),
6.73%, 05/28/39(b)(c) ....... 827,617
823,462 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. Term SOFR + 1.114%),
6.43%, 12/28/40(b)(c) ....... 825,046
1,729,455 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. Term SOFR + 1.044%),
6.36%, 12/28/40(b)(c) ....... 1,689,190
908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. Term SOFR + 1.914%),
5.30%, 05/25/35(b) ......... 879,900
1,809,554 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. Term SOFR + 1.134%),
5.36%, 12/25/35(b) ......... 2,608,322
2,876,807 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. Term SOFR + 0.254%),
5.55%, 12/25/36(b) ......... 3,892,163
4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. Term SOFR + 2.364%),
7.66%, 04/25/36(b) ......... 4,621,988
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. Term SOFR + 0.534%),
5.83%, 12/26/36(b) ......... 3,808,731
7,051,343 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. Term SOFR + 0.614%),
5.91%, 02/25/37(b) ......... 5,253,737
5,277,899 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(b)(c) ....... 4,977,285
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,967,206 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. Term SOFR + 0.314%),
5.61%, 05/25/37(b) ......... $ 1,924,626
79,731 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. Term SOFR + 0.384%),
5.68%, 05/25/37(b) ......... 51,740
3,553,987 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. Term SOFR + 0.284%),
5.58%, 07/25/45(b) ......... 2,440,740
1,143,384 Conseco Finance Corp., Series 1997-7,
Class M1,
7.03%, 07/15/28(b) ......... 1,123,233
1,256,836 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(b) ......... 1,165,784
2,115,708 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(b) ......... 831,981
2,386,854 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(b) ......... 901,286
11,183,347 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(b) ......... 2,234,376
3,422,310 Countrywide Asset-Backed
Certificates, Series 2007-QX1,
Class A1,
(1 mo. Term SOFR + 0.614%),
5.91%, 05/25/37(b)(c) ....... 2,710,522
1,344,947 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 1AF4,
6.30%, 12/25/35(b) ......... 1,232,195
37,250 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 3AV2,
(1 mo. Term SOFR + 0.434%),
5.73%, 09/25/46(b) ......... 37,000
3,811,867 Countrywide Asset-Backed Certificates
Trust, Series 2006-12, Class 1A,
(1 mo. Term SOFR + 0.374%),
5.67%, 12/25/36(b) ......... 3,393,948
4,305,050 Countrywide Asset-Backed Certificates
Trust, Series 2006-13,
Class 1AF4,
3.98%, 01/25/37(b) ......... 4,078,529

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 9,327,042 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. Term SOFR + 0.564%),
5.86%, 03/25/37(b) ......... $ 7,296,152
6,161,849 Countrywide Asset-Backed Certificates
Trust, Series 2006-22, Class M1,
(1 mo. Term SOFR + 0.344%),
5.64%, 05/25/47(b) ......... 4,853,485
5,941,181 Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class M1,
(1 mo. Term SOFR + 0.364%),
5.66%, 06/25/37(b) ......... 4,405,327
627,180 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. Term SOFR + 0.294%),
5.52%, 05/15/36(b) ......... 603,771
147,375 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4Q1B,
(1 mo. Term SOFR + 0.414%),
5.64%, 12/15/33(b)(c) ....... 146,373
432,133 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. Term SOFR + 0.354%),
5.58%, 02/15/30(b)(c) ....... 411,195
54,006 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1A,
(1 mo. Term SOFR + 0.304%),
5.53%, 05/15/35(b)(c) ....... 53,744
160,732 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1B,
(1 mo. Term SOFR + 0.304%),
5.53%, 05/15/35(b)(c) ....... 160,019
4,227,808 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.43%, 02/01/47(c)(e)(f) ..... 3,479,170
2,043,332 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. LIBOR USD + 0.340%),
5.49%, 07/25/37(b)(c) ....... 1,320,050
4,892,631 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. Term SOFR + 0.654%),
4.67%, 03/25/36(b) ......... 4,325,901
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,366,504 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. Term SOFR + 1.914%),
7.03%, 10/25/33(b) ......... $ 1,296,698
9,143,039 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. Term SOFR + 0.489%),
5.79%, 07/25/36(b) ......... 8,523,033
4,362,668 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. Term SOFR + 0.714%),
6.01%, 01/25/36(b) ......... 3,786,496
3,470,096 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. Term SOFR + 0.264%),
5.71%, 03/25/37(b) ......... 1,641,464
2,710,000 FirstKey Homes Trust, Series 2020-
SFR2, Class F1,
3.02%, 10/19/37(c) ......... 2,461,092
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E1,
5.00%, 05/17/39(c) ......... 3,725,532
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E2,
5.00%, 05/17/39(c) ......... 3,667,836
2,553,000 FirstKey Homes Trust, Series 2022-
SFR2, Class E1,
4.50%, 07/17/39(c) ......... 2,274,851
1,500,000 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. Term SOFR + 0.729%),
6.03%, 11/25/35(b) ......... 1,292,968
1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(c) ......... 1,269,363
4,069,277 GITSIT Mortgage Loan Trust, Series
2023-NPL1, Class A1,
8.35%, 05/25/53(b)(c) ....... 4,059,909
413,982 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. Term SOFR + 0.614%),
5.91%, 02/25/36(b) ......... 405,454
5,049,877 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.45%, 06/20/31(b) ......... 2,479,097
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. Term SOFR + 0.814%),
6.11%, 12/25/35(b) ......... 1,037,556

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 8,352,007 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. Term SOFR + 0.474%),
5.77%, 03/25/36(b) ......... $ 2,604,043
354,094 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(b) ......... 136,221
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. Term SOFR + 3.489%),
8.79%, 02/25/47(b) ......... 3,500,184
3,228,586 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
5.71%, 05/25/37(b)(e) ....... 2,429,546
2,891,353 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(c) ......... 2,485,858
3,691,085 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(c) ......... 3,065,713
4,488,447 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4.50%, 12/25/36 ........... 1,474,024
452,185 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(c) ......... 419,093
108,284 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... 30,839
216,984 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. Term SOFR + 0.294%),
5.59%, 07/25/36(b) ......... 92,687
1,531,922 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(b) ......... 1,504,425
223,433 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. Term SOFR + 0.204%),
5.50%, 06/25/37(b)(c) ....... 142,224
1,568,417 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. Term SOFR + 2.414%),
7.71%, 12/25/37(b) ......... 1,580,228
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,614,133 Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A,
(1 mo. Term SOFR + 0.474%),
5.77%, 03/25/46(b) ......... $ 3,750,789
4,932,293 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. Term SOFR + 0.434%),
5.73%, 10/25/36(b) ......... 1,479,098
490,650 Madison Avenue Manufactured
Housing Contract Trust, Series
2002-A, Class B2,
(1 mo. Term SOFR + 3.364%),
8.66%, 03/25/32(b) ......... 490,375
3,742,508 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. Term SOFR + 0.434%),
5.73%, 03/25/36(b) ......... 263,239
2,023,768 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... 1,645,197
7,065,704 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. Term SOFR + 0.614%),
5.91%, 10/25/37(b)(e) ....... 1,124,144
956,935 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. Term SOFR + 0.594%),
5.89%, 06/25/36(b) ......... 489,226
5,988,989 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. Term SOFR + 0.244%),
5.54%, 11/25/36(b) ......... 2,641,040
1,852,045 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. Term SOFR + 2.014%),
9.21%, 02/25/47(b)(c) ....... 1,728,345
3,567,813 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. Term SOFR + 0.654%),
5.95%, 02/25/36(b) ......... 3,108,536
4,077,282 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 946,951

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 288,842 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. Term SOFR + 0.414%),
5.71%, 03/25/36(b) ......... $ 283,571
5,707,908 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. Term SOFR + 0.789%),
6.09%, 12/25/35(b) ......... 4,439,196
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/39(c) ......... 5,554,235
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class E1,
4.00%, 09/04/39(c) ......... 4,274,800
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F,
4.00%, 09/04/39(c) ......... 4,053,179
537,201 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. Term SOFR + 0.514%),
5.81%, 10/25/36(b)(c) ....... 612,124
1,077,327 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... 873,629
9,752,270 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(b) ......... 2,171,253
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(b) ......... 855,695
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(b) ......... 664,560
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(b) ......... 850,738
535,982 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(b) ......... 260,558
45,766 Oakwood Mortgage Investors, Inc.,
Series 2002-B, Class A4,
7.09%, 06/15/32(b) ......... 45,590
5,000,000 Pagaya AI Technology in Housing
Trust, Series 2022-1, Class D,
4.25%, 08/25/25(c) ......... 4,651,493
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.58%, 07/25/35 ........... 2,225,092
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,056,542 PRET LLC, Series 2021-NPL6,
Class A1, STEP,
2.49%, 07/25/51(c) ......... $ 1,939,601
2,000,000 PRET LLC, Series 2021-NPL6,
Class A2, STEP,
5.07%, 07/25/51(c) ......... 1,702,611
5,849,551 PRET LLC, Series 2021-RN4,
Class A1,
2.49%, 10/25/51(b)(c) ....... 5,294,006
1,000,000 Progress Residential Trust, Series 2019-
SFR3, Class F,
3.87%, 09/17/36(c) ......... 957,997
3,000,000 Progress Residential Trust, Series 2019-
SFR4, Class F,
3.68%, 10/17/36(c) ......... 2,875,602
750,000 Progress Residential Trust, Series 2020-
SFR1, Class G,
4.03%, 04/17/37(c) ......... 698,432
2,989,055 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(c) ......... 2,537,504
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(c) ......... 2,078,361
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(c) ......... 2,992,114
2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(c) ......... 1,962,449
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/41(c) ......... 3,425,714
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/41(c) ......... 3,417,116
1,548,000 Progress Residential Trust, Series 2022-
SFR3, Class E2,
5.60%, 04/17/39(c) ......... 1,428,943
4,751,000 Progress Residential Trust, Series 2022-
SFR4, Class E1,
6.12%, 05/17/41(c) ......... 4,436,129
5,000,000 Progress Residential Trust, Series 2022-
SFR5, Class E1,
6.62%, 06/17/39(c) ......... 4,820,341
6,000,000 Progress Residential Trust, Series 2022-
SFR6, Class D,
6.04%, 07/20/39(c) ......... 5,816,465

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,000,000 Progress Residential Trust, Series 2022-
SFR7, Class E1,
6.75%, 10/27/39(c) ......... $ 4,858,349
925,000 Progress Residential Trust, Series 2023-
SFR1, Class E1,
6.15%, 03/17/40(c) ......... 876,194
3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. Term SOFR + 0.984%),
6.28%, 11/25/35(b) ......... 3,063,441
2,000,000 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. Term SOFR + 0.404%),
5.85%, 06/25/36(b) ......... 1,898,974
4,191,333 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. Term SOFR + 0.594%),
5.89%, 09/25/36(b) ......... 3,250,221
8,497,005 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. Term SOFR + 0.404%),
5.70%, 01/25/47(b) ......... 7,508,861
2,477,256 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. Term SOFR + 0.654%),
5.95%, 02/25/37(b) ......... 1,040,252
11,699,351 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. Term SOFR + 0.489%),
5.79%, 07/25/36(b) ......... 8,721,403
4,330,356 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. Term SOFR + 0.789%),
6.09%, 11/25/35(b) ......... 3,664,607
4,363,389 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. Term SOFR + 0.864%),
6.16%, 07/25/35(b) ......... 3,131,875
2,383,788 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. Term SOFR + 0.774%),
6.07%, 02/25/37(b) ......... 5,041,073
1,700,000 Tricon American Homes Trust, Series
2017-SFR2, Class F,
5.10%, 01/17/36(c) ......... 1,677,470
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,520,000 Tricon American Homes Trust, Series
2020-SFR1, Class F,
4.88%, 07/17/38(c) ......... $ 1,420,047
1,500,000 Tricon Residential Trust, Series 2021-
SFR1, Class F,
3.69%, 07/17/38(c) ......... 1,308,731
968,000 Tricon Residential Trust, Series 2021-
SFR1, Class G,
4.13%, 07/17/38(c) ......... 846,788
1,600,000 Tricon Residential Trust, Series 2022-
SFR1, Class E2,
5.74%, 04/17/39(c) ......... 1,515,404
4,000,000 Tricon Residential Trust, Series 2022-
SFR2, Class E,
7.51%, 07/17/40(c) ......... 3,961,872
4,606,933 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
2.73%, 12/26/51(c) ......... 4,133,313
8,340,588 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. Term SOFR + 0.514%),
5.81%, 06/25/37(b)(c) ....... 2,702,944
344,012,657
Total Asset-Backed Securities
(Cost $452,361,609)
372,823,577
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 22.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.9%
2,763,636 1Texas Capital Bank CLN,
1.14%, 02/01/26 ........... 2,613,399
293,256 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
3.91%, 07/25/35(b) ......... 289,277
1,453,163 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
5.49%, 03/25/37(b) ......... 1,030,556
30,418 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.36%, 12/25/57(b)(c) ....... 14,477
2,338 Ajax Mortgage Loan Trust, Series
2018-F, Class C,
1.83%, 11/25/58(c)(f) ....... 1,536
262,727 Ajax Mortgage Loan Trust, Series
2019-E, Class C,
2.59%, 09/25/59(c)(f) ....... 260,309
75,336 Ajax Mortgage Loan Trust, Series
2019-G, Class C,
0.98%, 09/25/59(c)(f) ....... 41,062

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,230,360 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
3.72%, 01/25/61(c) ......... $ 1,073,644
3,095,727 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.39%, 01/25/61(c)(f) ....... 3,432,456
9,046,339 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
2.00%, 03/25/60(c) ......... 8,265,473
2,042,300 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
4.00%, 03/25/60(b)(c) ....... 1,776,308
2,993,169 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.00%, 03/25/60(b)(c) ....... 3,286,007
4,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
4.08%, 12/25/60(b)(c) ....... 3,177,500
4,000,000 Ajax Mortgage Loan Trust, Series
2021-E, Class M1,
2.94%, 12/25/60(b)(c) ....... 3,157,898
8,210,195 Ajax Mortgage Loan Trust, Series
2021-F, Class A, STEP,
1.88%, 06/25/61(c) ......... 7,376,316
1,080,800 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
3.75%, 06/25/61(c) ......... 1,004,503
2,008,390 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.55%, 06/25/61(c)(f) ....... 1,567,027
9,301,491 Ajax Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
3.50%, 10/25/61(c) ......... 8,714,590
532,000 Ajax Mortgage Loan Trust, Series
2022-A, Class A2,
3.00%, 10/25/61(b)(c) ....... 447,789
283,800 Ajax Mortgage Loan Trust, Series
2022-A, Class A3,
3.00%, 10/25/61(b)(c) ....... 234,089
2,128,000 Ajax Mortgage Loan Trust, Series
2022-A, Class B,
3.00%, 10/25/61(c) ......... 1,456,951
1,057,403 Ajax Mortgage Loan Trust, Series
2022-A, Class C,
3.00%, 10/25/61(c) ......... 1,577,771
310,300 Ajax Mortgage Loan Trust, Series
2022-A, Class M1,
3.00%, 10/25/61(c) ......... 240,855
1,392,000 Ajax Mortgage Loan Trust, Series
2022-A, Class M2,
3.00%, 10/25/61(c) ......... 1,066,970
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 88,700 Ajax Mortgage Loan Trust, Series
2022-A, Class M3,
3.00%, 10/25/61(c) ......... $ 65,463
10,239,655 Ajax Mortgage Loan Trust, Series
2022-B, Class A1, STEP,
3.50%, 03/27/62(c) ......... 9,513,757
403,400 Ajax Mortgage Loan Trust, Series
2022-B, Class A2,
3.00%, 03/27/62(b)(c) ....... 338,880
345,800 Ajax Mortgage Loan Trust, Series
2022-B, Class A3,
3.00%, 03/27/62(b)(c) ....... 284,596
1,921,100 Ajax Mortgage Loan Trust, Series
2022-B, Class B,
3.00%, 03/27/62(c) ......... 1,190,399
1,272,483 Ajax Mortgage Loan Trust, Series
2022-B, Class C,
3.00%, 03/27/62(a)(c) ....... 1,145,234
259,300 Ajax Mortgage Loan Trust, Series
2022-B, Class M1,
3.00%, 03/27/62(c) ......... 191,900
1,287,100 Ajax Mortgage Loan Trust, Series
2022-B, Class M2,
3.00%, 03/27/62(c) ......... 911,612
11,474,776 Ajax Mortgage Loan Trust, Series
2023-A, Class A1, STEP,
3.50%, 07/25/62(c) ......... 10,517,339
481,800 Ajax Mortgage Loan Trust, Series
2023-A, Class A2,
3.00%, 07/25/62(b)(c) ....... 397,498
273,000 Ajax Mortgage Loan Trust, Series
2023-A, Class A3,
2.50%, 07/25/62(b)(c) ....... 212,952
1,605,800 Ajax Mortgage Loan Trust, Series
2023-A, Class B,
2.50%, 07/25/62(b)(c) ....... 1,057,133
859,583 Ajax Mortgage Loan Trust, Series
2023-A, Class C,
2.50%, 07/25/62(b)(c) ....... 878,160
827,000 Ajax Mortgage Loan Trust, Series
2023-A, Class M1,
2.50%, 07/25/62(b)(c) ....... 570,970
13,878,700 Ajax Mortgage Loan Trust, Series
2023-C, Class A1, STEP,
3.50%, 05/25/63(a)(c) ....... 12,855,342
782,700 Ajax Mortgage Loan Trust, Series
2023-C, Class A2,
3.00%, 05/25/63(a)(b)(c) ..... 633,393
417,400 Ajax Mortgage Loan Trust, Series
2023-C, Class A3,
2.50%, 05/25/63(a)(b)(c) ..... 316,193

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,130,800 Ajax Mortgage Loan Trust, Series
2023-C, Class C,
2.50%, 05/25/63(a)(b)(c) ..... $ 2,898,862
365,300 Ajax Mortgage Loan Trust, Series
2023-C, Class M1,
2.50%, 05/25/63(a)(b)(c) ..... 268,424
2,264,500 Ajax Mortgage Loan Trust, Series
2023-C, Class M2,
2.50%, 05/25/63(a)(b)(c) ..... 1,519,942
1,196,292 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
5.17%, 09/25/46(b) ......... 1,036,580
855,716 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... 721,892
3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(b)(c) ....... 2,704,552
1,000,000 Angel Oak Mortgage Trust I LLC,
Series 2019-2, Class B1,
5.02%, 03/25/49(b)(c) ....... 960,947
14,074,813 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
3.00%, 07/31/57(b)(c) ....... 5,217,482
3,060,035 ARI Investments LLC,
4.55%, 01/30/25(a)(e) ....... 2,937,634
1,130,572 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. Term SOFR + 0.514%),
5.81%, 01/25/37(b) ......... 868,434
74,378 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
4.05%, 09/20/35(b) ......... 64,373
291,138 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
4.37%, 02/20/36(b) ......... 262,713
243,034 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
4.93%, 06/20/36(b) ......... 222,173
1,087,024 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... 956,080
3,034,745 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
3.21%, 03/27/36(b)(c) ....... 2,312,354
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 286,328 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
3.82%, 10/25/35(b) ......... $ 266,366
14,139,519 Barclays Mortgage Trust, Series 2021-
NPL1, Class A, STEP,
2.00%, 11/25/51(c) ......... 12,641,479
1,177,500 Barclays Mortgage Trust, Series 2021-
NPL1, Class B, STEP,
4.63%, 11/25/51(c) ......... 1,048,758
2,615,486 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
0.00%, 11/25/51(c)(f) ....... 2,699,865
7,276,167 Barclays Mortgage Trust, Series 2022-
RPL1, Class A, STEP,
4.25%, 02/25/28(c) ......... 6,828,368
1,187,900 Barclays Mortgage Trust, Series 2022-
RPL1, Class B, STEP,
4.25%, 02/25/28(c) ......... 919,926
2,109,579 Barclays Mortgage Trust, Series 2022-
RPL1, Class C,
0.23%, 02/25/28(c)(f) ....... 1,117,253
28,771 Barclays Mortgage Trust, Series 2022-
RPL1, Class SA,
0.37%, 02/25/28(c)(f) ....... 14,667
1,820,398 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
5.14%, 12/26/37(b)(c) ....... 1,476,326
571,483 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
4.58%, 02/25/36(b) ......... 514,996
42,393 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-6, Class 5A1,
5.44%, 08/25/35(b) ......... 38,076
210,103 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
3.88%, 05/25/47(b) ......... 188,654
873,727 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. Term SOFR + 0.554%),
5.85%, 04/25/36(b) ......... 742,768
2,391,033 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. Term SOFR + 0.434%),
5.73%, 11/25/36(b) ......... 2,004,301
2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. Term SOFR + 0.464%),
5.76%, 03/25/36(b)(e) ....... 297,927

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,945,505 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. Term SOFR + 0.464%),
5.76%, 03/25/36(b)(e) ....... $ 297,927
612,820 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. Term SOFR + 0.394%),
5.69%, 08/25/36(b) ......... 592,560
72,865 Bear Stearns Mortgage Funding Trust,
Series 2006-SL4, Class A,
(1 mo. Term SOFR + 0.414%),
5.71%, 11/25/36(b) ......... 79,818
2,501,000 BRAVO Residential Funding Trust,
Series 2021-NQM2, Class M1,
2.29%, 03/25/60(b)(c) ....... 2,108,434
3,100,000 CFMT LLC, Series 2021-HB7,
Class M3,
3.85%, 10/27/31(b)(c) ....... 2,814,440
3,400,000 CFMT LLC, Series 2023-HB11,
Class M2,
4.00%, 02/25/37(b)(c) ....... 2,913,386
2,494,824 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%, 04/25/45(b)(c) ....... 2,112,362
5,413,019 Chase Mortgage Finance Trust, Series
2007-S2, Class 1A9,
6.00%, 03/25/37 ........... 3,147,730
3,546,609 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... 1,573,402
11,170,502 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37(e) ......... 4,358,066
1,287,755 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
3.01%, 01/25/67(b)(c) ....... 1,147,072
1,885,718 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... 1,565,876
2,124,145 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 1,648,536
58,763 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
4.15%, 06/25/36(b) ......... 54,532
2,808,992 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(c) ......... 1,575,271
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,867,682 Citigroup Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
6.17%, 09/25/62(c) ......... $ 3,842,601
113,177 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
4.44%, 05/25/35(b) ......... 107,083
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.15%, 12/27/66(b)(c) ....... 1,694,620
1,814,787 COLT Mortgage Loan Trust, Series
2022-7, Class A3,
6.25%, 04/25/67(b)(c) ....... 1,786,406
320,361 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 234,777
579,029 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. Term SOFR + 0.714%),
6.01%, 08/25/35(b) ......... 537,108
2,896,125 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. Term SOFR + 0.614%),
5.91%, 11/25/35(b) ......... 1,456,820
5,386,196 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. Term SOFR + 5.386%),
0.09%, 11/25/35(b)(e) ....... 408,065
103,954 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
3.94%, 12/25/35(b) ......... 94,151
51,144 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
5.21%, 12/25/35(b) ......... 45,727
1,885,318 Countrywide Alternative Loan Trust,
Series 2005-79CB, Class A1,
(1 mo. Term SOFR + 0.664%),
5.50%, 01/25/36(b) ......... 984,143
792,653 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. Term SOFR + 0.564%),
5.50%, 05/25/35(b) ......... 678,434
546,944 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 351,760
2,493,662 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. Term SOFR + 0.464%),
5.76%, 05/25/36(b) ......... 1,003,505

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,572,888 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... $ 783,786
2,969,330 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 1,379,737
963,621 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. Term SOFR + 0.464%),
5.76%, 08/25/36(b) ......... 429,410
963,621 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. Term SOFR + 7.036%),
1.74%, 08/25/36(b)(e) ....... 153,463
993,358 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%, 08/25/36 ........... 545,991
7,143,907 Countrywide Alternative Loan Trust,
Series 2006-25CB, Class A1,
6.00%, 10/25/36 ........... 4,015,882
1,015,086 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. Term SOFR + 0.514%),
5.81%, 03/25/36(b) ......... 333,986
1,804,389 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. Term SOFR + 6.986%),
1.69%, 03/25/36(b)(e) ....... 291,516
2,851,296 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... 1,206,144
1,098,646 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 613,040
795,408 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 432,499
1,024,204 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... 565,457
2,341,923 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,292,963
4,464,248 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. Term SOFR + 0.454%),
5.75%, 02/25/37(b) ......... 1,719,026
2,232,124 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. Term SOFR + 6.486%),
1.19%, 02/25/37(b)(e) ....... 356,359
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 109,807 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... $ 90,494
311,534 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. Term SOFR + 0.514%),
5.50%, 05/25/36(b) ......... 241,132
2,365,579 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 1,164,528
1,647,070 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(1 mo. LIBOR USD + 1.500%),
6.71%, 11/20/46(b) ......... 1,230,286
3,492,593 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
5.94%, 11/25/46(b) ......... 2,749,202
955,362 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. Term SOFR + 0.494%),
5.79%, 11/25/46(b) ......... 851,860
2,459,516 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. Term SOFR + 0.304%),
5.56%, 03/20/47(b) ......... 2,031,319
546,480 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. Term SOFR + 0.534%),
5.83%, 05/25/36(b) ......... 470,448
1,913,976 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. Term SOFR + 0.474%),
5.77%, 04/25/46(b) ......... 1,697,877
1,729,826 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... 788,346
1,742,357 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... 826,000
887,261 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... 469,757
4,108,599 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 1,639,571
3,478,807 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 1,694,682

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 795,418 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... $ 410,922
163,776 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.06%, 11/25/36 ........... 210,002
5,747,073 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
5.05%, 03/25/47(b) ......... 4,869,018
140,443 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. Term SOFR + 0.474%),
5.77%, 04/25/47(b) ......... 38,160
1,024,944 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. Term SOFR + 0.594%),
5.89%, 08/25/47(b) ......... 851,806
930,115 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 531,426
1,370,245 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... 724,383
883,071 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
3.27%, 01/25/36(b) ......... 718,185
4,420,127 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 3A9,
(1 mo. Term SOFR + 1.514%),
6.00%, 08/25/35(b) ......... 2,982,948
134,101 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... 115,780
9,716,683 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
5.17%, 04/25/46(b) ......... 3,045,423
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,801,595 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. Term SOFR + 0.514%),
5.81%, 04/25/46(b) ......... $ 1,688,434
1,348,558 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... 683,749
1,345,133 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
4.23%, 03/25/37(b) ......... 1,184,729
1,271,133 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... 1,071,098
2,458,449 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(b) ......... 597,590
7,024,330 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(c) ......... 2,885,289
2,524,646 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
9.66%, 04/27/37(b)(c) ....... 2,371,159
5,288,649 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. LIBOR USD + 0.150%),
3.39%, 10/27/36(b)(c) ....... 3,765,793
2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(b)(c) ....... 1,847,968
2,244,775 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class A2,
3.50%, 09/27/66(b)(c) ....... 1,916,103
3,807,482 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class B2,
0.43%, 09/27/66(c)(f) ....... 3,316,448
2,843,271 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
3.17%, 07/26/60(b)(c) ....... 918,348

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(b)(c) ....... $ 1,983,038
4,169,303 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
RPL9, Class A1,
2.44%, 02/25/61(b)(c) ....... 3,854,002
6,066,093 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. Term SOFR + 1.464%),
6.25%, 11/25/35(b)(e) ....... 1,401,866
1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10%, 05/25/65(b)(c) ....... 1,287,898
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.28%, 01/25/67(b)(c) ....... 2,312,466
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(b)(c) ....... 1,693,485
3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(b)(c) ....... 2,383,750
3,685,291 GCAT Trust, Series 2022-NQM4,
Class A2, STEP,
5.73%, 08/25/67(c) ......... 3,593,126
408,438 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.35%, 11/19/35(b) ......... 354,600
3,098,226 GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF,
(1 mo. LIBOR USD + 0.400%),
5.81%, 06/25/34(b)(c) ....... 2,714,257
2,858,141 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. Term SOFR + 0.464%),
5.76%, 01/25/35(b)(c) ....... 2,534,612
3,820,201 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. Term SOFR + 0.464%),
5.76%, 09/25/35(b)(c) ....... 3,203,767
1,079,616 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. Term SOFR + 0.464%),
5.76%, 01/25/36(b)(c) ....... 872,569
4,100,000 GSMSC Resecuritization Trust, Series
2015-5R, Class 1D,
(1 mo. LIBOR USD + 0.140%),
3.85%, 04/26/37(b)(c) ....... 2,331,149
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 199,928 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
4.29%, 01/25/35(b) ......... $ 190,007
2,520,350 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... 905,307
49,771 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
3.66%, 01/25/36(b) ......... 47,561
500,658 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 328,856
8,907,093 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.87%, 06/25/47(b) ......... 5,699,529
1,485,804 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. Term SOFR + 0.614%),
5.61%, 07/19/47(b) ......... 1,356,297
177,273 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
3.81%, 04/25/37(b) ......... 158,554
3,690,000 Homeward Opportunities Fund I
Trust, Series 2020-2, Class B1,
5.45%, 05/25/65(b)(c) ....... 3,292,065
2,793,765 Homeward Opportunities Fund Trust,
Series 2022-1, Class A2, STEP,
5.08%, 07/25/67(c) ......... 2,691,752
1,819,696 Impac Secured Assets Trust, Series
2006-2, Class 1A2B,
(1 mo. Term SOFR + 0.454%),
5.75%, 08/25/36(b) ......... 1,738,570
735,887 IndyMac IMSC Mortgage Loan Trust,
Series 2007-F2, Class 1A4,
6.00%, 07/25/37 ........... 535,537
15,306,473 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.41%, 07/25/47(b) ......... 10,454
1,444,023 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. Term SOFR + 0.654%),
5.95%, 06/25/37(b) ......... 1,651,032
2,649,269 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. Term SOFR + 0.354%),
5.65%, 08/25/37(b) ......... 2,221,927
832,154 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
2.53%, 10/25/37(b) ......... 548,086

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,192,622 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... $ 1,887,425
24,730 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
3.37%, 10/26/48(b)(c) ....... 24,302
96,808,408 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(b)(c) ....... 2,337,303
5,694,565 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(b)(c) ....... 137,487
102,502,973 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0.19%, 12/25/51(b)(c) ....... 941,254
1,282,270 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(b)(c) ....... 848,663
448,822 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(b)(c) ....... 298,923
1,533,991 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
3.00%, 12/25/51(b)(c) ....... 615,192
32,563,974 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(b)(c) ....... 786,638
19,842,695 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(b)(c) ....... 436,353
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(b)(c) ....... 323,655
3,545,909 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50%, 02/25/52(b)(c) ....... 85,657
63,825,447 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.27%, 02/25/52(b)(c) ....... 835,692
3,786,805 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.27%, 02/25/52(b)(c) ....... 2,986,701
888,708 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.27%, 02/25/52(b)(c) ....... 675,092
1,236,393 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.27%, 02/25/52(b)(c) ....... 874,269
656,919 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.27%, 02/25/52(b)(c) ....... 434,058
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 270,421 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.27%, 02/25/52(b)(c) ....... $ 173,782
888,885 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
2.77%, 02/25/52(b)(c) ....... 342,906
1,620,095 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
8.15%, 02/25/59(c)(f) ....... 195,744
2,407,609 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(b)(c) ....... 1,580,026
4,203,122 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 1,077,654
2,311,486 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(c) ......... 1,726,232
990,511 MASTR Resecuritization Trust, Series
2008-3, Class A1,
5.66%, 08/25/37(b)(c) ....... 613,947
3,828,305 MCM Trust, Series 2021-VFN1,
2.50%, 09/25/31(a)(e) ....... 3,670,629
2,798,206 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 08/25/28(a)(e) ....... 1,810,065
1,676,180 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. Term SOFR + 0.534%),
5.83%, 04/25/37(b) ......... 1,426,899
622,707 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
4.08%, 05/25/36(b) ......... 458,753
376,921 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 155,777
2,718,830 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
3.14%, 05/26/37(c) ......... 2,673,098
2,466,239 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. LIBOR USD + 0.160%),
5.47%, 12/26/46(b)(c) ....... 2,241,592
698,502 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. Term SOFR + 1.914%),
7.21%, 11/25/34(b) ......... 642,012

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,150,608 New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1,
2.71%, 11/25/59(b)(c) ....... $ 2,826,375
1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(b)(c) ....... 1,045,350
2,874,696 NYMT Loan Trust, Series 2020-SP2,
Class A1,
2.94%, 10/25/60(b)(c) ....... 2,841,866
2,442,098 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(c) ......... 1,992,745
1,217,653 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(c) ......... 930,929
3,174,449 PRPM LLC, Series 2020-4, Class A1,
STEP,
2.95%, 10/25/25(c) ......... 3,141,282
4,049,529 PRPM LLC, Series 2022-1, Class A1,
STEP,
3.72%, 02/25/27(c) ......... 3,845,459
5,204,191 PRPM LLC, Series 2023-1, Class A1,
6.88%, 02/25/28(b)(c) ....... 5,178,362
4,337,271 RCO VI Mortgage LLC, Series 2022-
1, Class A1, STEP,
3.00%, 01/25/27(c) ......... 4,086,629
405,647 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. Term SOFR + 0.534%),
5.83%, 07/25/36(b)(c) ....... 367,923
5,243,126 Residential Accredit Loans, Inc., Series
2005-QA10, Class A21,
4.25%, 09/25/35(b) ......... 2,251,796
1,389,471 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
5.02%, 12/25/35(b) ......... 1,253,351
3,537,565 Residential Accredit Loans, Inc., Series
2005-QA4, Class A11,
4.29%, 04/25/35(b) ......... 1,620,702
519,485 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. Term SOFR + 0.494%),
5.79%, 05/25/46(b) ......... 485,067
441,983 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 369,704
2,795,163 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. Term SOFR + 0.664%),
5.96%, 01/25/37(b) ......... 1,940,823
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 641,451 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. Term SOFR + 0.364%),
5.66%, 07/25/36(b) ......... $ 108,190
1,949,914 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
4.54%, 09/25/35(b) ......... 1,260,804
5,767,542 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
5.34%, 08/25/36(b) ......... 4,015,705
82,568 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
5.22%, 09/25/36(b) ......... 52,636
2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(b)(c) ....... 1,645,047
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(b)(c) ....... 2,936,753
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(b)(c) ....... 2,152,836
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(b)(c) ....... 2,637,159
4,475,206 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(a)(b)(c) ..... 2,507,010
10,638,963 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B,
12.37%, 07/25/56(c)(e)(f) .... 1,087,521
16,804,322 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO,
0.93%, 07/25/56(b)(c) ....... 1,688,969
4,698,057 Seasoned Credit Risk Transfer Trust,
Series 2018-2, Class BX,
4.03%, 11/25/57(b) ......... 1,702,430
2,609,528 Seasoned Credit Risk Transfer Trust,
Series 2018-3, Class BX,
1.98%, 08/25/57(b)(c) ....... 882,853
6,894,158 Seasoned Loans Structured Transaction
Trust, Series 2020-3, Class M1,
4.75%, 04/26/60(b)(c) ....... 6,595,837
100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(b)(c) ....... 79,514

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(b)(c) ....... $ 140,139
257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(b)(c) ....... 207,978
5,308,849 SG Residential Mortgage Trust, Series
2022-2, Class A2,
5.35%, 08/25/62(b)(c) ....... 5,156,487
2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(b)(c) ....... 1,915,996
1,033,717 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
4.70%, 05/25/35(b) ......... 815,280
1,657,130 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
3.87%, 04/25/36(b) ......... 1,004,978
990,426 Structured Asset Mortgage Investments
II Trust, Series 2006-AR4,
Class 4A1,
(1 mo. Term SOFR + 0.474%),
5.77%, 06/25/36(b) ......... 952,965
2,905,936 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. Term SOFR + 0.554%),
5.85%, 05/25/46(b) ......... 978,818
1,078,577 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. Term SOFR + 0.294%),
5.59%, 09/25/47(b) ......... 990,638
2,267,409 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. Term SOFR + 0.464%),
5.76%, 06/25/35(b)(c) ....... 2,065,922
13,255,904 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%, 10/25/36(c) ......... 7,724,406
403,301 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
4.15%, 04/25/37(b) ......... 245,257
129,538 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
4.43%, 04/25/37(b) ......... 66,367
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 62,274 Thornburg Mortgage Securities Trust,
Series 2007-3, Class 4A1,
(12 mo. Term SOFR + 1.965%),
7.33%, 06/25/47(b) ......... $ 60,526
4,000,000 TRK Trust, Series 2022-INV1,
Class B1,
4.05%, 02/25/57(b)(c) ....... 2,723,676
5,290,989 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(a)(e) ....... 4,924,977
1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.46%, 02/01/51(a)(e)(f) ..... 1,152,643
3,343,000 Verus Securitization Trust, Series 2019-
INV3, Class M1,
3.28%, 11/25/59(b)(c) ....... 2,801,710
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(b)(c) ....... 2,007,464
5,000,000 Verus Securitization Trust, Series 2022-
1, Class B1,
4.01%, 01/25/67(b)(c) ....... 3,193,896
2,680,000 Verus Securitization Trust, Series 2023-
INV1, Class M1,
7.63%, 02/25/68(b)(c) ....... 2,692,896
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(b)(c) ....... 2,599,337
25,950,678 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
1.44%, 02/25/38(b)(c) ....... 6,111,893
717,036 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
HY7, Class 2A2,
3.78%, 07/25/37(b) ......... 608,876
5,453,860 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
OA4, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
5.01%, 05/25/47(b) ......... 4,699,585
1,145,615 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... 657,862
666,289 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 571,054

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,614,646 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... $ 2,907,831
3,733,201 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.22%, 07/25/36 ........... 942,553
1,108,882 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
5.17%, 08/25/46(b) ......... 621,857
1,207,093 Washington Mutual Mortgage Pass-
Through Certificates WMALT
Trust, Series 2005-11, Class A1,
5.75%, 01/25/36 ........... 1,009,944
2,452,538 Washington Mutual Mortgage Pass-
Through Certificates WMALT
Trust, Series 2005-11, Class A7,
5.75%, 01/25/36 ........... 2,051,382
1,582,978 Washington Mutual Mortgage Pass-
Through Certificates WMALT
Trust, Series 2005-9, Class 5A3,
(1 mo. Term SOFR + 1.464%),
6.25%, 11/25/35(b) ......... 1,142,914
517,111 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. Term SOFR + 0.434%),
5.73%, 03/25/37(b) ......... 399,958
4,320,229 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. Term SOFR + 6.566%),
1.27%, 03/25/37(b)(e) ....... 297,215
915,492 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. Term SOFR + 0.654%),
5.95%, 03/25/37(b) ......... 710,594
823,138 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. Term SOFR + 0.604%),
5.90%, 03/25/37(b) ......... 641,975
1,094,549 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
4.19%, 03/25/38(b) ......... 894,512
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,449,894 Western Mortgage Reference Notes,
Series 2021-CL2, Class M1,
(SOFR 30A + 3.150%),
8.22%, 07/25/59(b)(c) ....... $ 2,391,948
2,482,579 Western Mortgage Reference Notes,
Series 2021-CL2, Class M2,
(SOFR 30A + 3.700%),
8.77%, 07/25/59(b)(c) ....... 2,424,103
475,217,828
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
755,064 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. Term SOFR + 0.819%),
6.12%, 01/25/36(b)(c) ....... 687,584
644,137 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. Term SOFR + 0.864%),
6.16%, 01/25/36(b)(c) ....... 585,139
951,914 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. Term SOFR + 1.419%),
6.72%, 07/25/36(b)(c) ....... 883,114
5,124,707 Bayview Commercial Asset Trust,
Series 2007-4A, Class A1,
(1 mo. Term SOFR + 0.789%),
6.09%, 09/25/37(b)(c) ....... 4,677,278
6,203,252 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. Term SOFR + 1.614%),
6.91%, 10/25/37(b)(c) ....... 3,919,565
8,295,300 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. Term SOFR + 1.614%),
6.91%, 12/25/37(b)(c) ....... 7,034,570
2,728,500 BX Commercial Mortgage Trust, Series
2019-XL, Class J,
(1 mo. Term SOFR + 2.764%),
7.99%, 10/15/36(b)(c) ....... 2,641,445
1,163,503 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(c) ......... 1,059,876
1,237,464 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M1,
(1 mo. Term SOFR + 0.514%),
5.81%, 06/25/37(b)(c) ....... 1,218,261

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. Term SOFR + 0.714%),
6.01%, 06/25/37(b)(c) ....... $ 2,363,828
3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. Term SOFR + 2.114%),
7.41%, 10/25/37(b)(c) ....... 3,025,275
1,519,862 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(b)(c) ....... 1,246,718
561,447 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(b)(c) ....... 436,797
1,092,886 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(b)(c) ....... 918,793
1,321,971 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(b)(c) ....... 1,010,745
1,557,566 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(b)(c) ....... 1,158,392
1,046,981 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(b)(c) ....... 789,338
294,652 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(b)(c) ....... 246,373
1,929,115 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(b)(c) ....... 1,310,070
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(b)(c) ....... 850,921
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(b)(c) ....... 854,570
2,613,109 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(c) ......... 1,808,875
4,452,724 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(b)(c) ....... 3,047,522
1,969,995 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(b)(c) ....... 1,365,020
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 3,827,271 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
6.88%, 12/26/51(b)(c) ....... $ 2,638,992
4,566,721 Velocity Commercial Capital Loan
Trust, Series 2022-1, Class M4,
5.20%, 02/25/52(b)(c) ....... 3,353,001
2,322,897 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M2,
6.97%, 08/25/52(b)(c) ....... 2,164,345
1,987,080 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M3,
7.54%, 08/25/52(b)(c) ....... 1,696,531
3,953,602 Velocity Commercial Capital Loan
Trust, Series 2023-2, Class M2,
8.00%, 05/25/53(b)(c) ....... 3,858,852
56,851,790
Total Non-Agency Mortgage-Backed Securities
(Cost $618,674,864)
532,069,618
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
1,357,995 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2017-
DNA1, Class B2,
(SOFR 30A + 10.114%),
15.18%, 07/25/29(b) ........ 1,508,855
29,416 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
SPI2, Class M2,
3.83%, 05/25/48(b)(c) ....... 27,875
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $1,314,081)
1,536,730
U.S. GOVERNMENT SECURITIES — 31.8%
U.S. Treasury Bills — 3.1%
73,000,000 4.90%, 08/10/23(f) ............. 72,904,005
U.S. Treasury Bonds — 24.7%
41,315,000 3.63%, 08/15/43 ............... 37,893,602
42,400,000 3.63%, 02/15/44 ............... 38,809,250
48,055,000 3.38%, 05/15/44 ............... 42,267,751
47,350,000 3.13%, 08/15/44 ............... 39,979,307
47,550,000 3.00%, 02/15/47 ............... 38,935,277
52,750,000 2.75%, 08/15/47 ............... 41,196,514
45,400,000 3.00%, 08/15/48 ............... 37,167,703
46,350,000 3.38%, 11/15/48 ............... 40,637,724
47,000,000 3.00%, 02/15/49 ............... 38,554,687
47,300,000 2.88%, 05/15/49 ............... 37,915,754

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Principal
Amount Value
U.S. Treasury Bonds (continued)
$ 81,560,000 1.25%, 05/15/50 ............... $ 44,351,436
57,000,000 1.63%, 11/15/50 ............... 34,253,437
82,250,000 2.38%, 05/15/51 ............... 59,232,852
69,750,000 3.00%, 08/15/52 ............... 57,508,330
588,703,624
U.S. Treasury Notes — 4.0%
105,000,000 2.25%, 11/15/27 ............... 96,649,219
Total U.S. Government Securities
(Cost $1,004,474,189)
758,256,848
CASH SWEEP — 5.2%
UNITED STATES — 5.2%
124,228,668 Citibank - US Dollars on Deposit in
Custody Account, 2.00%(g) ... 124,228,668
Total Cash Sweep
(Cost $124,228,668)
124,228,668
TOTAL INVESTMENTS — 99.0%
(Cost $2,821,812,978)
$ 2,357,482,209
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.0%
24,771,172
NET ASSETS — 100.0%
$ 2,382,253,381
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $54,955,325 which is 2.31% of net assets and the cost is $58,442,853.
(b) Floating rate security. Rate shown is the rate in effect as of July 31,
2023.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $718,837,909, which is 30.17% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d) Perpetual security with no stated maturity date.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) The rate shown represents the current yield as of July 31, 2023.
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Depreciation
Total Return Swaps
Total return swap with Barclays Barclays Bank Plc 02/06/2024 $ 50,000 $ (1,193,901) $ – $ (1,193,901)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,045.18 and paying a (SOFR
RATE + 0.750%) at expiration date
Total return swap with Barclays Barclays Bank Plc 03/15/2024 50,000 (1,302,427) – (1,302,427)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,061.53 and paying a (SOFR
RATE + 0.750%) at expiration date
Total return swap with Barclays Barclays Bank Plc 05/06/2024 50,000 (2,020,219) – (2,020,219)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,107.78 and paying a (SOFR
RATE + 0.750%) at expiration date

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
The following abbreviations are used in the report:
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Depreciation
Total Return Swaps
Total return swap with Barclays Barclays Bank Plc 05/14/2024 $ 50,000 $ (1,521,650) $ – $ (1,521,650)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,088.50 and paying a (SOFR
RATE + 0.750%) at expiration date
Total Return Swaps $ (6,038,197)
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 15.7%
Bank Loans ................................. 0.3
Corporate Bonds ............................. 7.9
Exchange-Traded Funds ........................ 15.5
Non-Agency Mortgage-Backed Securities ............ 22.3
Preferred Stocks .............................. 0.2
U.S. Government Agencies and Securities ........... 31.9
Other
*
...................................... 6.2
100.0%
* Includes cash and equivalents, swap contracts, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.